Concentrations and credit risk (Tables)	12 Months Ended
Mar. 31, 2018
Accounting Policies [Abstract]
Net sales to customers

The net sales to customers representing at least 10% of net total sales are as follows:

	Year Ended March 31,
	2016		2017		2018
	$ in thousands	%	$ in thousands	%	$ in thousands	%

Customer A	3,874	15	2,729	14	3,579	31
Customer B	1,738	7	1,563	8	1,662	14
Customer C	1,969	8	2,435	13	1,599	14
Customer D *	14,145	56	8,472	45	1,115	10

	21,726	86	15,199	80	7,955	69

* That customer has stopped purchasing from us as of June 2017.

The following customers had balances of at least 10% of the total trade receivables at the respective balance sheet dates set forth below:

	March 31,
	2017		2018
	$ in thousands	%	$ in thousands	%

Customer A	328	28	234	30
Customer C	455	39	200	25
Customer E	-	-	113	14
Customer B	162	14	-	-

		81		69